As filed with the Securities and Exchange Commission on April 17, 2013

Securities Act of 1933 Registration No. 033-51308

Investment Company Act of 1940 Registration No. 811-07142

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 116	☒

and/or

REGISTRATION STATEMENT

Under

the Investment Company Act Of 1940
Amendment No. 119	☒

HIGHLAND FUNDS II

(formerly Pyxis Funds II)

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

(formerly Pyxis Capital, L.P.)

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: 1-972-628-4100

Copy to:

Mr. Ethan Powell c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201	Mr. Brian Mitts c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201
(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b); or

☐	on pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post Effective Amendment No. 116 under the Securities Act and Amendment No. 119 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 17th day of April, 2013.

By:	/s/ Ethan Powell
Ethan Powell Executive Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 116 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ethan Powell	Trustee, Executive Vice President and Secretary (Principal Executive Officer)	April 17, 2013
Ethan Powell

/s/ Timothy K. Hui*	Trustee	April 17, 2013
Timothy K. Hui

/s/ Scott F. Kavanaugh*	Chairman of the Board, Trustee	April 17, 2013
Scott F. Kavanaugh

/s/ James F. Leary*	Trustee	April 17, 2013
James F. Leary

/s/ Bryan A. Ward*	Trustee	April 17, 2013
Bryan A. Ward

/s/ Brian Mitts*	Treasurer (Principal Financial Officer and Principal Accounting Officer)	April 17, 2013
Brian Mitts

* By:	/s/ Ethan Powell
Ethan Powell
Attorney in Fact**

April 17, 2013

** Pursuant to power of attorney filed with the SEC on July 13, 2011 as part of Post-Effective Amendment No. 62 to the Registration Statement under the Securities Act and Amendment No. 64 to the Registration Statement under the 1940 Act.

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase